Impairment Testing of Acquired Development Programs Not Yet Available for Use - Summary of Carrying Amount of Acquired Development Programs (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 32,632,229	£ 33,005,229
BPS-804 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	11,615,824	11,615,824
MPH-9668 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	6,819,288	7,192,288
BGS-649 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	9,886,356	9,886,356
BCT-197 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 4,310,761	£ 4,310,761